Debt Financing (Aggregate Annual Principal Payments On Debt Associated With Assets Held For Use And Held For Sale) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Maturities of Long-term Debt [Line Items]
Remainder of 2013	$ 33,394
2014	13,312
2015	21,728
2016	5,413
2017	43,643
Thereafter	6,021
Long-term Debt, Total	123,511	132,821
Held For Sale [Member]
Maturities of Long-term Debt [Line Items]
Remainder of 2013	31,719
2014	0
2015	0
2016	0
2017	0
Thereafter	0
Long-term Debt, Total	31,719
Held For Use [Member]
Maturities of Long-term Debt [Line Items]
Remainder of 2013	1,675
2014	13,312
2015	21,728
2016	5,413
2017	43,643
Thereafter	6,021
Long-term Debt, Total	$ 91,792